Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
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Changes in Number of Warrants Outstanding
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

	2021			2020
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1,	17.00	1 488 006	22.56	1 292 380
Granted	5.29	760 800	6.33	404 525
Forfeited	4.94	(77 250)	6.35	(36 466)
Exercised	—	—	—	—
Expired	10.23	(35 000)	22.45	(172 433)
At December 31,	13.06	2 136 556	17.00	1 488 006

Summary of Warrants Outstanding
Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2021	Number of warrants outstanding as of 31 December, 2020	Exercise price per share
06 May 2013	06 May 2016	06 May 2023	2 500	2 500	2.64
05 May 2014	05 May 2017	05 May 2024	35 698	35 698	38.25
05 November 2015	05 November 2018	05 November 2025	79 315	79 315	30.67
08 December 2016	08 December 2019	08 December 2021	7 500	42 500	32.04
29 June 2017	29 June 2020	31 July 2022	282 251	282 251	31.44
26 October 2018	26 October 2021	31 December 2023	365 817	381 600	18.26
25 October 2019	25 October 2022	31 December 2024	549 842	588 142	7.12
11 December 2020	10 December 2023	31 December 2027	532 133	76 000	6.25
11 October 2021	11 October 2024	11 December 2028	281 500	—	3.75

			2 136 556	1 488 006	—

Summary of Fair Value of Warrants Determined At Grant Date
The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 Jun. 2017	26 Oct. 2018	25 Oct. 2019	10 Dec. 2020	11 Oct. 2021	Total
Number of warrants issued	266 241	100 000	466 000	100 000	520 000	700 000	939 500	561 525	777 050	4 649 816
Number of warrants granted	253 150	94 400	353 550	45 000	334 400	426 050	602 025	555 300	281 500	3 146 425
Number of warrants not fully vested as of December 31, 2021	2 500	35 698	79 315	7 500	282 251	365 817	549 842	532 133	281 500	2 136 556
Average exercise price (in €)	2.64	38.25	30.67	32.04	31.44	18.26	7.12	6.25	3.75	13.06
Expected share value volatility	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%	58.84%	56.86%
Risk-free interest rate	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%	-0.38%	-0.66%	-0.30%
Average fair value (in €)	12.44	25.19	20.04	15.18	15.65	8.90	3.99	3.45	2.04	6.98
Weighted average remaining contractual life	1.34	2.34	3.84	-0.07	0.49	1.82	2.81	5.94	6.95